Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (54,050)	$ (7,922)	$ 10,570
Interest rate swaps held for trading
Financial Instruments
Notional amount	1,170,000	1,170,000
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (55,865)	(4,333)	$ 8,529
GasLog with counterparty Deutsche Bank AG, termination in July 2020, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%
Notional amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2020
GasLog with counterparty Deutsche Bank AG, termination in July 2021, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%
Notional amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty Deutsche Bank AG, termination in July 2022, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%
Notional amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty DNB Bank ASA, termination in January 2019, interest rate of 1.784 percent
Financial Instruments
Fixed Interest Rate	1.784%
Notional amount		73,333
Trade date	July 2016
Effective date	July 2016
Termination date	January 2019
GasLog with counterparty DNB Bank ASA, termination in July 2022, interest rate of 1.719 percent
Financial Instruments
Fixed Interest Rate	1.719%
Notional amount	$ 73,333	73,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty HSBC Bank, plc, termination in July 2022, interest rate of 1.79 percent
Financial Instruments
Fixed Interest Rate	1.79%
Notional amount	$ 33,333	33,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty Nordea, termination in July 2022, interest rate of 1.815 percent
Financial Instruments
Fixed Interest Rate	1.815%
Notional amount	$ 66,667	66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021, interest rate of 1.8405 percent
Financial Instruments
Fixed Interest Rate	1.8405%
Notional amount	$ 50,000	50,000
Trade date	July 2016
Effective date	July 2016
Termination date	July 2021
GasLog with counterparty HSBC Bank plc, termination in February 2022, interest rate of 2.005 percent
Financial Instruments
Fixed Interest Rate	2.005%
Notional amount	$ 100,000	100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Feb 2022
GasLog with counterparty Nordea, termination in March 2022, interest rate of 2.0145 percent
Financial Instruments
Fixed Interest Rate	2.0145%
Notional amount	$ 100,000	100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Mar 2022
GasLog with counterparty ABN Amro Bank NV ("ABN"), termination in March 2022, interest rate of 2.003 percent
Financial Instruments
Fixed Interest Rate	2.003%
Notional amount	$ 100,000	100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Mar 2022
GasLog with counterparty Nordea, termination in July 2026, interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate	3.07%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2026
GasLog with counterparty Nordea, termination in July 2026, interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate	2.562%
Notional amount	$ 66,667	66,667
Trade date	May 2018
Effective date	May 2018
Termination date	July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate	3.025%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2025, interest rate of 2.300 percent
Financial Instruments
Fixed Interest Rate	2.30%
Notional amount	$ 50,000	50,000
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2025
GasLog with counterparty DNB Bank ASA, termination in July 2024, interest rate of 3.056 percent
Financial Instruments
Fixed Interest Rate	3.056%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate	2.472%
Notional amount	$ 73,333	73,333
Trade date	May 2018
Effective date	July 2018
Termination date	July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024, interest rate of 2.475 percent
Financial Instruments
Fixed Interest Rate	2.475%
Notional amount	$ 33,333	33,333
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2024
GasLog with counterparty HSBC Bank, plc, termination in July 2025, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate	2.55%
Notional amount	$ 33,333	33,333
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024, interest rate of 3.082 percent
Financial Instruments
Fixed Interest Rate	3.082%
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025, interest rate of 3.095 percent
Financial Instruments
Fixed Interest Rate	3.095%
Trade date	May 2018
Effective date	July 2021
Termination date	July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026, interest rate of 2.745 percent
Financial Instruments
Fixed Interest Rate	2.745%
Notional amount	$ 50,000	50,000
Trade date	December 2018
Effective date	October 2018
Termination date	July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028, interest rate of 2.793 percent
Financial Instruments
Fixed Interest Rate	2.793%
Notional amount	$ 66,667	$ 66,667
Trade date	December 2018
Effective date	October 2018
Termination date	July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate	2.685%
Notional amount	$ 73,333
Trade date	December 2018
Effective date	January 2019
Termination date	July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.958 percent
Financial Instruments
Fixed Interest Rate	2.958%
Trade date	December 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Nordea Bank Finland, termination in July 2024, interest rate of 2.937 percent
Financial Instruments
Fixed Interest Rate	2.937%
Trade date	December 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty DNB Bank ASA, termination in April 2025, interest rate of 2.979 percent
Financial Instruments
Fixed Interest Rate	2.979%
Trade date	December 2018
Effective date	April 2020
Termination date	April 2025
Interest rate swaps, maturing between 2024 and 2026
Financial Instruments
Notional amount	$ 250,000
Interest rate swaps, maturing between 2024 and 2025
Financial Instruments
Notional amount	$ 210,000